FINANCING RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Shortterm:
Allowance for credit losses	¥ (122,482)		¥ (139,427)
Nonrelated Party
Shortterm:
Short-term financing receivables	1,470,241		806,651
Allowance for credit losses	(122,482)		(139,427)
Total short-term financing receivables, net	1,347,759	$ 189,828	667,224
Financing receivables from consolidated Trusts | Nonrelated Party
Shortterm:
Short-term financing receivables	1,316,432		623,872
Financing receivables from microloan platforms | Nonrelated Party
Shortterm:
Short-term financing receivables	¥ 153,809		¥ 182,779